Other Receivables (Details) - USD ($)		6 Months Ended
	Jul. 29, 2025	Apr. 30, 2025
Other Receivables [Line Items]
Interest of the loan		$ 1,980,000
Jiangsu Yalu Cloud Enterprise Management Consulting Co., Ltd. [Member]
Other Receivables [Line Items]
Principal amount	$ 14,563,933.8	14,563,933.8
Interest of the loan	$ 2,000,000	2,000,000
Related Party [Member] | Jiangsu Yalu Cloud Enterprise Management Consulting Co., Ltd. [Member]
Other Receivables [Line Items]
Principal amount		$ 14,420,540.95